Financial risk management (Tables)	12 Months Ended
Dec. 31, 2017
Financial Risk Management [Abstract]
Maturity profile, based on undiscounted contractual cash flows [text block]
	At 31 December
(in USD million)	2017	2016

Due within 1 year	14,668	12,756
Due between 1 and 2 years	5,331	8,506
Due between 3 and 4 years	4,810	6,023
Due between 5 and 10 years	11,913	11,045
Due after 10 years	11,498	12,905

Total specified	48,221	51,234

Credit risk exposure, internal credit grades [text block]
(in USD million)	Non-current financial receivables	Trade and other receivables	Non-current derivative financial instruments	Current derivative financial instruments

At 31 December 2017
Investment grade, rated A or above	262	2,148	1,079	84
Other investment grade	214	6,135	525	71
Non-investment grade or not rated	247	278	0	5

Total financial asset	723	8,560	1,603	159

At 31 December 2016
Investment grade, rated A or above	234	1,682	754	412
Other investment grade	264	4,090	1,064	75
Non-investment grade or not rated	210	1,302	0	4

Total financial asset	707	7,074	1,819	491